EQUITY METHOD INVESTMENTS Statements of Operations Information (Details) - USD ($) $ in Thousands	11 Months Ended
	Nov. 30, 2015	Nov. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Total revenues	$ 130,090	$ 45,313
Total operating expenses	112,581	66,374
Net income (loss)	$ 16,803	$ (21,061)